Financial Liability at Amortized Cost	12 Months Ended
Dec. 31, 2019
Financial Liability at Amortized Cost
Financial Liability at Amortized Cost

Note 10. Financial Liability at Amortized Cost

During 2013, Himax Display, Inc., a consolidated subsidiary of the Company, issued redeemable convertible preferred shares to a non-controlling shareholder. The noncontrolling shareholder may, solely at its option, convert the preferred shares at any time into ordinary shares of Himax Display, Inc. on a one to one basis. Additionally, Himax Display, Inc. provided the noncontrolling shareholder with a liquidation preference, redemption feature and a warrant to purchase additional preferred shares of Himax Display, Inc., within one year from the original investment closing date. The warrant expired in October 2014.

The redeemable convertible preferred shares of Himax Display, Inc. are presented as financial liability at amortized cost on the Company’s consolidated statements of financial position and subsequently measured using effective interest method. The interest related to financial liability at amortized cost were $313 thousand and $234 thousand for the years ended December 31, 2017 and 2018, respectively.

As the noncontrolling shareholder didn't exercise its redemption right before the deadline, the financial liability at amortized cost was transferred to noncontrolling interest in 2019 on the Company's consolidated statements of financial position.